INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6:-INVENTORIES

	December 31,
	2020	2019

Raw materials	$23,744	$11,990	*)
Work in progress, net	3,997	3,884
Finished goods	1,042	1,322	*)
	$28,783	$17,196

*)Reclassified

Write-offs of inventories for the years ended December 31, 2020, 2019 and 2018 amounted to $132, $230 and $39, respectively. The write-offs were due to slow-moving items and excess inventories and were recorded in cost of revenues.